Inventory (Details) - Schedule of Changes in Company’s Inventory Reserve - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory (Details) - Schedule of Changes in Company’s Inventory Reserve [Line Items]
Inventory reserves – beginning of period	$ 942
Inventory reserves – end of period	32,759	942
Increase in inventory reserves	31,480	942
Previously Reported [Member]
Inventory (Details) - Schedule of Changes in Company’s Inventory Reserve [Line Items]
Inventory reserves – beginning of period	942
Inventory reserves – end of period	$ 32,422	$ 942